Guarantor Financial Information Guarantor Financial Information (Condensed Consolidating Balance Sheets) (Details) (As Revised [Member], USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 903.4	$ 1,089.5	$ 1,160.7	$ 1,259.8	$ 918.1	$ 1,014.3	$ 876.7	$ 550.2
Accounts and notes receivable, net	2,420.5	2,222.4
Inventories	1,470.7	1,428.6
Other current assets	582.1	633.2
Accounts and notes receivable affiliates	0	0
Total current assets	5,376.7	5,373.7
Investment in affiliates	0	0
Property, plant and equipment, net	1,608.1	1,639.0
Intangible assets, net	10,305.4	10,451.9
Other noncurrent assets	1,448.5	1,445.9
Total assets	18,738.7	18,910.5
Accounts payable and accruals	3,487.2	3,334.8
Short-term borrowings and current maturities of long-term debt	422.0	765.6
Accounts and note payable affiliates	0	0
Total current liabilities	3,909.2	4,100.4
Long-term debt	2,871.5	2,879.3
Note payable affiliate	0	0
Other noncurrent liabilities	4,571.3	4,631.7
Total liabilities	11,352.0	11,611.4
Temporary equity	0	0.6
Total equity	7,386.7	7,298.5
Total liabilities and equity	18,738.7	18,910.5
IR Ireland [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0	0	0	0.6	0.4	0.6	0
Accounts and notes receivable, net	0	0
Inventories	0	0
Other current assets	0.2	0.3
Accounts and notes receivable affiliates	654.5	111.3
Total current assets	654.7	111.6
Investment in affiliates	8,184.7	8,454.4
Property, plant and equipment, net	0.1	0.1
Intangible assets, net	0	0
Other noncurrent assets	0	0
Total assets	8,839.5	8,566.1
Accounts payable and accruals	7.6	6.2
Short-term borrowings and current maturities of long-term debt	0	0
Accounts and note payable affiliates	1,445.2	1,260.8
Total current liabilities	1,452.8	1,267.0
Long-term debt	0	0
Note payable affiliate	0	0
Other noncurrent liabilities	0	0
Total liabilities	1,452.8	1,267.0
Temporary equity	0	0.6
Total equity	7,386.7	7,298.5
Total liabilities and equity	8,839.5	8,566.1
IR Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0	0	0	0	0	0	0
Accounts and notes receivable, net	0	0
Inventories	0	0
Other current assets	0	0
Accounts and notes receivable affiliates	3,013.0	3,013.3
Total current assets	3,013.0	3,013.3
Investment in affiliates	6,479.0	6,319.4
Property, plant and equipment, net	0	0
Intangible assets, net	0	0
Other noncurrent assets	0	0
Total assets	9,492.0	9,332.7
Accounts payable and accruals	0	0
Short-term borrowings and current maturities of long-term debt	0	0
Accounts and note payable affiliates	41.8	41.8
Total current liabilities	41.8	41.8
Long-term debt	0	0
Note payable affiliate	0	0
Other noncurrent liabilities	0	0
Total liabilities	41.8	41.8
Temporary equity	0	0
Total equity	9,450.2	9,290.9
Total liabilities and equity	9,492.0	9,332.7
IR International [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0	0	0	0	12.0	0	0
Accounts and notes receivable, net	0	0
Inventories	0	0
Other current assets	0.9	3.8
Accounts and notes receivable affiliates	17.0	17.0
Total current assets	17.9	20.8
Investment in affiliates	20,584.6	20,194.1
Property, plant and equipment, net	0	0
Intangible assets, net	0	0
Other noncurrent assets	0.6	0.6
Total assets	20,603.1	20,215.5
Accounts payable and accruals	2.9	7.5
Short-term borrowings and current maturities of long-term debt	0	0
Accounts and note payable affiliates	4,843.3	4,827.6
Total current liabilities	4,846.2	4,835.1
Long-term debt	299.6	299.6
Note payable affiliate	10,789.4	10,789.4
Other noncurrent liabilities	3.8	3.8
Total liabilities	15,939.0	15,927.9
Temporary equity	0	0
Total equity	4,664.1	4,287.6
Total liabilities and equity	20,603.1	20,215.5
IR Global Holding [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	120.8	241.8	192.8	81.3	99.9	81.8	1.1
Accounts and notes receivable, net	0	0
Inventories	0	0
Other current assets	0	0.1
Accounts and notes receivable affiliates	2,374.9	2,342.1
Total current assets	2,374.9	2,463.0
Investment in affiliates	18,072.7	17,632.8
Property, plant and equipment, net	0.2	0.1
Intangible assets, net	0	0
Other noncurrent assets	12.0	12.9
Total assets	20,459.8	20,108.8
Accounts payable and accruals	47.6	47.5
Short-term borrowings and current maturities of long-term debt	0	786.5
Accounts and note payable affiliates	7,838.7	7,187.5
Total current liabilities	7,886.3	8,021.5
Long-term debt	2,004.3	2,004.2
Note payable affiliate	0	0
Other noncurrent liabilities	0	0
Total liabilities	9,890.6	10,025.7
Temporary equity	0	0
Total equity	10,569.2	10,083.1
Total liabilities and equity	20,459.8	20,108.8
IR New Jersey [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	76.8	203.0	77.8	245.5	127.9	135.5	175.5	8.6
Accounts and notes receivable, net	137.9	159.8
Inventories	94.5	83.4
Other current assets	154.3	179.2
Accounts and notes receivable affiliates	7,049.4	6,385.6
Total current assets	7,512.9	7,011.0
Investment in affiliates	8,111.0	8,016.2
Property, plant and equipment, net	227.2	221.2
Intangible assets, net	83.8	83.9
Other noncurrent assets	918.8	912.3
Total assets	16,853.7	16,244.6
Accounts payable and accruals	437.4	423.4
Short-term borrowings and current maturities of long-term debt	351.9	351.9
Accounts and note payable affiliates	11,666.5	11,163.3
Total current liabilities	12,455.8	11,938.6
Long-term debt	365.0	372.6
Note payable affiliate	0	0
Other noncurrent liabilities	1,797.4	1,839.1
Total liabilities	14,618.2	14,150.3
Temporary equity	0	0
Total equity	2,235.5	2,094.3
Total liabilities and equity	16,853.7	16,244.6
Other Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	826.6	765.7	841.1	821.5	708.3	766.5	618.8	540.5
Accounts and notes receivable, net	2,282.6	2,062.6
Inventories	1,376.2	1,345.2
Other current assets	426.7	449.8
Accounts and notes receivable affiliates	22,022.3	20,480.3
Total current assets	26,934.4	25,103.6
Investment in affiliates	89,558.9	89,472.2
Property, plant and equipment, net	1,380.6	1,417.6
Intangible assets, net	10,221.6	10,368.0
Other noncurrent assets	517.1	520.1
Total assets	128,612.6	126,881.5
Accounts payable and accruals	2,991.7	2,850.2
Short-term borrowings and current maturities of long-term debt	70.1	69.7
Accounts and note payable affiliates	8,938.1	7,514.0
Total current liabilities	11,999.9	10,433.9
Long-term debt	202.6	202.9
Note payable affiliate	0	0
Other noncurrent liabilities	2,770.1	2,788.8
Total liabilities	14,972.6	13,425.6
Temporary equity	0	0
Total equity	113,640.0	113,455.9
Total liabilities and equity	128,612.6	126,881.5
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0	0	0	0	0	0	0
Accounts and notes receivable, net	0	0
Inventories	0	0
Other current assets	0	0
Accounts and notes receivable affiliates	(35,131.1)	(32,349.6)
Total current assets	(35,131.1)	(32,349.6)
Investment in affiliates	(150,990.9)	(150,089.1)
Property, plant and equipment, net	0	0
Intangible assets, net	0	0
Other noncurrent assets	0	0
Total assets	(186,122.0)	(182,438.7)
Accounts payable and accruals	0	0
Short-term borrowings and current maturities of long-term debt	0	(442.5)
Accounts and note payable affiliates	(34,773.6)	(31,995.0)
Total current liabilities	(34,773.6)	(32,437.5)
Long-term debt	0	0
Note payable affiliate	(10,789.4)	(10,789.4)
Other noncurrent liabilities	0	0
Total liabilities	(45,563.0)	(43,226.9)
Temporary equity	0	0
Total equity	(140,559.0)	(139,211.8)
Total liabilities and equity	$ (186,122.0)	$ (182,438.7)